DIVIDENDS (Details Narrative) - USD ($)		12 Months Ended
	Feb. 22, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
DividendsLineItems [Line Items]
Dividend paid		$ 2,215,174	$ 11,424,665	$ 2,100,309
Vantage Shipbrokers Pte. Ltd ,[Member]
DividendsLineItems [Line Items]
Dividend paid	$ 4,474,273	2,215,173	11,849,995
Controlling shareholders dividends			$ 774,720
Dividend payable		5,049,983
Dividend unpayable		4,385,829
Pre acquisition dividend		$ 664,154